Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments and Risk Management [Abstract]
Schedule of foreign currency risk
	December 31, 2022	December 31, 2021
	($)	($)
Cash	245,858	162,135
Accounts payable and accrued liabilities	(93,630)	(142,726)
	152,228	19,409